Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets [abstract]
VAT Receivable	$ 487	$ 544
Withholding tax recoverable	58	73
Prepaid expenses - third party	1,102	943
Other receivables and current assets	793	963
Total other current assets	$ 2,440	$ 2,523